U.S. Bancorp (Parent Company) - Condensed Statement of Financial Position of Parent Company Only (Detail) - USD ($) $ in Millions		Dec. 31, 2021		Dec. 31, 2020
Assets
Available-for-sale investment securities	[1]	$ 132,963	[2]	$ 136,840
Other assets	[1]	38,174		39,081
Total assets		573,284		553,905
Liabilities and Shareholders' Equity
Long-term debt		32,125		41,297
Other liabilities		17,893		17,347
Shareholders' equity		54,918		53,095
Total liabilities and equity		573,284		553,905
Parent Company [Member]
Assets
Due from banks, principally interest-bearing		8,369		12,279
Available-for-sale investment securities		1,209		1,469
Other assets		898		869
Total assets		75,847		75,422
Liabilities and Shareholders' Equity
Long-term debt		18,902		20,924
Other liabilities		2,027		1,403
Shareholders' equity		54,918		53,095
Total liabilities and equity		75,847		75,422
Bank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries		51,432		52,551
Advances to subsidiaries		9,600		3,850
Nonbank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries		3,632		3,286
Advances to subsidiaries		$ 707		$ 1,118

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[2]	The weighted-average maturity of total available-for-sale investment securities was 3.4 years at December 31, 2020, with a corresponding weighted-average yield of 1.61 percent.